Concentration of Credit Risk (Tables)	12 Months Ended
Sep. 30, 2025
Concentration of Credit Risk [Abstract]
Schedule of Concentration Risk

The following table sets forth a summary of single customers who represented 10% or more of the Group’s total accounts receivable:

	2025	2024
Percentage of the Group’s Accounts receivable
Customer A	*	24%
Customer B	38%	*
Customer C	16%	*

*	Represent percentage less than 10%

The following table sets forth a summary of single suppliers who represented 10% or more of the Group’s total purchases:

	For the years ended
	September 30,
	2025	2024	2023
Percentage of the Group’s purchase
Supplier A	16%	15%	*
Supplier B	11%	10%	*
Supplier C	-	*	13%
Supplier D	*	*	11%

*	Represent percentage less than 10%

The following table sets forth a summary of single suppliers who represented 10% or more of the Group’s total advance to suppliers:

	2025	2024
Percentage of the Group’s advance to suppliers
Supplier E	*	33%
Supplier F	*	18%
Supplier G	51%	15%
Supplier H	26%	*
Supplier I	19%	*

*	Represent percentage less than 10%